Quarterly Report
July 31, 2024
MFS®  Lifetime®  2035 Fund
L35-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 33.8%
MFS Emerging Markets Debt Fund - Class R6	1,523,669	$18,314,496
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,243,549	12,204,906
MFS Global Opportunistic Bond Fund - Class R6	3,403,247	27,634,368
MFS Government Securities Fund - Class R6	5,004,994	43,343,247
MFS High Income Fund - Class R6	7,889,050	24,298,273
MFS Inflation-Adjusted Bond Fund - Class R6	4,283,619	39,280,790
MFS Total Return Bond Fund - Class R6	4,407,148	42,088,266
		$207,164,346
International Stock Funds – 14.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	51,457	$724,519
MFS Blended Research International Equity Fund - Class R6	2,958,163	40,497,247
MFS Emerging Markets Equity Fund - Class R6	20,701	727,432
MFS International Growth Fund - Class R6	242,176	10,626,675
MFS International Intrinsic Value Fund - Class R6	253,811	10,700,679
MFS International New Discovery Fund - Class R6	228,691	7,652,000
MFS Research International Fund - Class R6	802,982	19,151,115
		$90,079,667
Non-Traditional Funds – 6.4%
MFS Commodity Strategy Fund - Class R6	5,521,591	$19,380,787
MFS Global Real Estate Fund - Class R6	1,159,252	19,904,354
		$39,285,141
U.S. Stock Funds – 42.3%
MFS Blended Research Core Equity Fund - Class R6	619,391	$23,592,588
MFS Blended Research Growth Equity Fund - Class R6	979,400	23,192,199
MFS Blended Research Mid Cap Equity Fund - Class R6	3,077,263	46,466,680
MFS Blended Research Small Cap Equity Fund - Class R6	610,114	10,072,989
MFS Blended Research Value Equity Fund - Class R6	1,545,596	26,182,393
MFS Growth Fund - Class R6	110,001	23,270,741
MFS Mid Cap Growth Fund - Class R6 (a)	722,100	23,056,655
MFS Mid Cap Value Fund - Class R6	668,640	23,255,284
MFS New Discovery Fund - Class R6 (a)	157,759	4,955,209
MFS New Discovery Value Fund - Class R6	260,854	5,031,879
MFS Research Fund - Class R6	392,718	23,645,549
MFS Value Fund - Class R6	499,383	26,212,602
		$258,934,768
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 5.39% (v)	17,221,171	$17,222,893
Total Investment Companies		$612,686,815

Other Assets, Less Liabilities – 0.0%		15,137
Net Assets – 100.0%		$612,701,952
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $612,686,815.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$612,686,815	$—	$—	$612,686,815
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,959,592	$306,961	$2,008,417	$472,304	$1,862,148	$23,592,588
MFS Blended Research Emerging Markets Equity Fund	902,358	1,692	238,749	41,818	17,400	724,519
MFS Blended Research Growth Equity Fund	22,818,667	704,645	3,028,889	1,174,434	1,523,342	23,192,199
MFS Blended Research International Equity Fund	40,302,762	486,496	3,524,188	376,126	2,856,051	40,497,247
MFS Blended Research Mid Cap Equity Fund	44,748,902	627,943	2,395,717	357,909	3,127,643	46,466,680
MFS Blended Research Small Cap Equity Fund	9,708,239	181,472	890,950	60,206	1,014,022	10,072,989
MFS Blended Research Value Equity Fund	25,481,600	265,539	1,099,760	109,269	1,425,745	26,182,393
MFS Commodity Strategy Fund	19,706,066	444,238	280,672	(47,522)	(441,323)	19,380,787
MFS Emerging Markets Debt Fund	17,886,519	683,800	669,005	(144,916)	558,098	18,314,496
MFS Emerging Markets Debt Local Currency Fund	11,817,758	578,568	395,127	(76,376)	280,083	12,204,906
MFS Emerging Markets Equity Fund	899,120	406	227,351	55,869	(612)	727,432
MFS Global Opportunistic Bond Fund	26,200,415	1,163,690	508,465	(86,792)	865,520	27,634,368
MFS Global Real Estate Fund	19,228,913	327,051	1,577,490	42,203	1,883,677	19,904,354
MFS Government Securities Fund	39,050,895	2,802,039	113,100	(21,260)	1,624,673	43,343,247
MFS Growth Fund	22,730,586	838,793	2,604,611	1,330,804	975,169	23,270,741
MFS High Income Fund	24,008,280	849,809	1,040,492	(100,410)	581,086	24,298,273
MFS Inflation-Adjusted Bond Fund	37,513,565	1,662,516	916,910	(195,244)	1,216,863	39,280,790
MFS Institutional Money Market Portfolio	17,826,374	3,624,552	4,229,762	(336)	2,065	17,222,893
MFS International Growth Fund	10,614,726	69,100	872,094	65,881	749,062	10,626,675
MFS International Intrinsic Value Fund	10,632,170	193,171	912,300	45,344	742,294	10,700,679
MFS International New Discovery Fund	7,674,212	71,839	582,121	30,264	457,806	7,652,000
MFS Mid Cap Growth Fund	22,108,726	489,652	677,306	20,878	1,114,705	23,056,655
MFS Mid Cap Value Fund	22,576,402	330,649	1,518,616	142,913	1,723,936	23,255,284
MFS New Discovery Fund	4,816,944	106,573	333,176	18,493	346,375	4,955,209
MFS New Discovery Value Fund	4,887,142	132,464	458,040	35,422	434,891	5,031,879
MFS Research Fund	22,899,142	346,951	1,420,600	175,076	1,644,980	23,645,549
MFS Research International Fund	18,662,791	317,537	1,082,849	66,026	1,187,610	19,151,115
MFS Total Return Bond Fund	38,850,887	2,125,572	491,232	(98,373)	1,701,412	42,088,266
MFS Value Fund	25,521,700	402,248	1,382,034	67,013	1,603,675	26,212,602
	$593,035,453	$20,135,966	$35,480,023	$3,917,023	$31,078,396	$612,686,815
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	336,042	—
MFS Emerging Markets Debt Local Currency Fund	177,439	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	225,366	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	432,828	—
MFS Growth Fund	36,005	20,992
MFS High Income Fund	403,279	—
MFS Inflation-Adjusted Bond Fund	641,941	—
MFS Institutional Money Market Portfolio	236,256	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	22,048	9,060
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	441,359	—
MFS Value Fund	128,769	—
	$3,081,332	$30,052
4